The Company You Keep®	New York Life Insurance Company
51 Madison Avenue
New York, NY 10010
(212) 576-4958
E-Mail: trina_sandoval@newyorklife.com

Trina Sandoval
Associate General Counsel

VIA EDGAR

February 11, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

      Variable Annuity Separate Account-IV

      Form N-4 Registration Statement

      File Nos. 333-156019 and 811-21397

Commissioners:

Submitted herewith for filing on behalf of New York Life Insurance and Annuity Corporation (“NYLIAC”) and NYLIAC Variable Annuity Separate Account-IV is Post-Effective Amendment No. 23 to the registration statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 70 to the registration statement on the same Form N-4 under the Investment Company Act of 1940.

Units of interest of the Separate Account are offered through variable annuity contracts, marketed under the following names: New York Life Premier Variable Annuity (“Premier”), New York Life Premier Variable Annuity II (“Premier II”), New York Life Premier Plus Variable Annuity (“Premier Plus”) and New York Life Premier Plus Variable Annuity II (“Premier Plus II”) (Premier, Premier II, Premier Plus and Premier Plus II, together, the “Contracts”).

This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act. The purpose of the Amendment is to reflect: (i) the lowering of fees for certain optional benefit riders, (ii) adding the Investment Preservation Rider 4.0 (“IPR 4.0”) offered through the Premier II and Premier Plus II Contracts and (iii) lowering the first-year surrender charge for the Premier II Contracts applied for on and after May 1, 2019. We have also made additional updating changes.

All changes will be effective as of May 1, 2019. We expect to make further updating changes to fund fees and other financial information, and to reflect SEC staff comments on this Amendment, through a subsequent amendment filed pursuant to Rule 485(b) in April 2019.

If you have any questions, please call me at (212) 576-4958.

Very truly yours,

/s/ Trina Sandoval
Trina Sandoval
Associate General Counsel